Financial liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Financial liabilities
Note 13. Financial liabilities

Accounting policies for financial liabilities are described in Note 15- Financial instruments included in the statement of financial position and impact on income.’
Details of financial liabilities

	As of December 31,
(in thousands of euros)	2024	2023
Lease liabilities – Short term	1,261	1,199
Repayable BPI loan advances - Short term	689	592
PGE Loans*	2,543	2,583
EIB Loan – Short term	430	649
Total current financial liabilities	4,924	5,022
Lease liabilities – Long term	2,969	3,883
Repayable BPI loan advances – Long term	1,258	1,872
PGE Loans*	1,547	4,028
EIB loan – Long term	40,204	35,761
Total non-current financial liabilities	45,978	45,543
Total financial liabilities	50,902	50,565
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans

Repayable BPI loan advances
The Company received repayable advances from Banque Publique d’Investissement (formerly known as OSEO Innovation). Some of these advances are interest-free and are fully repayable in the event of technical and/or commercial success.
The other advances bear 1.56% interest. The repayment of the period amounts to €0.5 million, while the amount to be reimbursed corresponds to €1.6 million (see Note 13.1. - Conditional advance, bank loan and loans from government and public authorities).
The conditional advance from Bpifrance obtained by Curadigm SAS in June 2020 of €500 thousand fully received in January 2023, acquired by Nanobiotix SA as part of the Curadigm merger from January 1, 2024 (see Note 3.1. basis of consolidation). The repayment of the 2024 period amounted to €75 thousand, while the remaining principal amount to be reimbursed corresponds to €342 thousand (see Note 13.1. - Conditional advance, bank loan and loans from government and public authorities).

EIB loan
Initial Contract
In July 2018, the Company obtained a fixed rate and royalties-based loan from the EIB. The loan could reach a maximum amount of €40 million, divided in three tranches. The first tranche, with a nominal value of €16 million, was received in October 2018 and would have been initially repaid in full in 2023. The accumulated fixed-rate interest related to this tranche was to be paid at the principal repayment date. The second tranche, with a nominal value of €14 million, was received in March 2019 and was initially to be repaid between 2021 and 2024. The accumulated fixed-rate interest related to this second tranche was initially to be paid twice a year together with the principal due.
The specific conditions for the third tranche were not fulfilled before the July 31, 2021 deadline. Accordingly, the third tranche is no longer available to the Company.
Amendment Agreement
Pursuant to the Amendment Agreement signed on October 18, 2022, as described in Note 4.4 - Financing Agreement with the European Investment Bank (“EIB”), the Company determined that the modifications to the agreement are substantial and it is to be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability in accordance with IFRS 9.
Therefore the Company estimated the fair value of the new debt that shall be recorded as a liability at the Amendment Agreement date. The fair value of the new debt was equal to the present value of the probable future cash flows based on management business plan using an average discount rate representing the prevailing market conditions at date. The estimation involved projecting debt cash outflows based on net sales included in the business plan as determined by the Company's strategic outlook:

•Fixed flows, including principal repayments and interest payments at a fixed rate are consistent with the payments of a standard corporate borrowing or bond. To estimate the present value of these fixed flows, the
Company has determined a discounting rate consisting of a base rate and a credit spread. The base rate was estimated by considering EUR-denominated interest rate swaps at different maturities matching principal and interest payments at financing date (October 18, 2022), while the credit spread was determined by considering corporate bond spread curves of American and European healthcare groups at financing date, assuming a CCC rating for the Company. The average between EUR and USD curves was retained due to the Company’s international operations, and the high volatility of the EUR curve was also taken into account. The discount rate for fixed flows ranged from 14.95% to 16.09%, depending on the maturity, with the new financing denominated in euro.
•Future royalty payments depend on the Company’s net sales forecast and therefore depends on its financial performance. Accordingly, in order to estimate the present value of royalty payments, the Company has retained a Weighted Average Cost of Capital (“WACC”) applicable to the Company, which is traditionally used to discount future operating cash flows which are exposed to standard operating risk (without taking into account the risk of unsuccessful development of studies which is already captured in the cashflows). Using a detailed calculation methodology, the Company has estimated the WACC on October 18, 2022 at 30%.

The combination of the above results is an average discount rate of 21.3%.

Consequently, for the year ended December 31, 2022, the Company recognized a financial loss of €6.9 million arising from the difference between (i) the carrying amount of the financial liability extinguished (€27.5 million) and the fair value of the new financial liability (€34.4 million). After initial recognition of the new debt, this financial liability will be measured at amortized cost based on an average discount interest rate of 21.3%.

As of December 31, 2024, the fair value of the loan amounts to €43.1 million, with a market rate of 19.65%. The Company conducted a sensitivity analysis, changing the key assumptions used to determine the amortized cost and the fair value of the EIB loan :

• Debt at amortized cost - sensitivity

•Commercialization date sensitivity analysis
With constant average discount rate and cumulated net sales :

(in thousands of euros)	As of December 31, 2024
Commercialization date sensitivity	Total debt at amortized cost	P&L impact	Total impact
Base date	40,635	—	—
1 year after *	36,131	4,504	4,504
(*) one year postponing versus first year of commercialization
•Cumulated net sales sensitivity analysis
With constant average discount rate and commercialization date :

(in thousands of euros)	As of December 31, 2024
Cumulated net sales sensitivity	Total debt at amortized cost	P&L impact	Total impact
Net sales -10%	40,058	577	577
Base cumulated net sales	40,635	—	—
Net sales +10%	41,212	(577)	(577)

•Debt at fair value - sensitivity
•Commercialization date sensitivity analysis
With the same average discount rate and cumulated net sales :

(in thousands of euros)	As of December 31, 2024
Commercialization date sensitivity	Total debt at fair value	Fair Value impact	Total impact
Base date	43,115	—	—
1 year after *	39,974	3,141	3,141
(*) one year postponing versus first year of commercialization
•Cumulated net sales sensitivity analysis
With constant average discount rate and commercialization date :

(in thousands of euros)	As of December 31, 2024
Cumulated net sales sensitivity	Total debt at fair value	Fair Value impact	Total impact
Net sales -10%	42,742	373	373
Base cumulated net sales	43,115	—	—
Net sales +10%	43,488	(373)	(373)

PGE loans
The Company announced in June 2020 that it received approval for financing from both HSBC and Bpifrance for €5 million each in the form of state-guaranteed loans (“Prêts Garantis par l’État”, or “PGE” in France).
This “HSBC” loan is booked at amortized cost for a minimum of 12 months and allows the Company to delay the reimbursement of this 12 months loan by 1 to 5 years. The Company used this option and the reimbursement date was delayed by 1 year, starting in September 2022 and ending in June 2026. The effective interest rate amounts to 0.31%. During 2024 reference period, €1.3 million was repaid from HSBC PGE loan according to amortization plan (see below notes 13.1 & 13.4.).
On July 10, 2020, the Company entered into the second €5 million PGE loan with Bpifrance (the ‘‘Bpifrance PGE Loan’’). The Bpifrance PGE loan has a six-year term and is 90% guaranteed by the French State. The Bpifrance PGE loan did not bear any interest for the first 12-month period but, following such 12-month period and for the subsequent 5 years, bears an interest rate of 2.25% per annum, inclusive of an annual State guarantee fee of 1.61% per annum. The principal and interest of the Bpifrance PGE loan is being reimbursed in 20 quarterly installments as from October 31, 2021 until July 26, 2026. During 2024 reference period, €1.3 million was repaid from Bpifrance PGE loan according to amortization plan (see below notes 13.1 & 13.4.).

13.1. Conditional advance, bank loan and loans from government and public authorities

The table below shows the detail of liabilities recognized on the statements of financial position by type of conditional advances and loans from government and public authorities.
Conditional advances and loans from government and public authorities

(in thousands of euros)	Bpifrance advance	Interest-free Bpifrance loan	EIB Loan	Curadigm Bpifrance advance	Total
As of January 1, 2023	2,316	125	35,754	317	38,512
Principal received	—	—	—	150	150
Impact of discounting and accretion	16	—	(285)	(20)	(289)
Accumulated fixed interest expense accrual	34	—	2,385	—	2,419
Accumulated variable interest expense accrual	—	—	5,195	—	5,195
Repayment	(300)	(125)	(6,639)	(50)	(7,114)
As of December 31, 2023	2,066	—	36,409	397	38,872
Principal received	—	—	—	—	—
Impact of discounting and accretion	12	—	(2,832)	20	(2,800)
Accumulated fixed interest expense accrual	28	—	1,670	—	1,698
Accumulated variable interest expense accrual	—	—	6,085	—	6,085
Repayment	(500)	—	(697)	(75)	(1,272)
As of December 31, 2024	1,606	—	40,635	342	42,583

During the year ended December 31, 2024, the variations in the EIB’s debt are mainly due to a €7.8 million increase in accrued fixed and variable interests, partially offset by the interest repayments of €0.7 million and by a net impact of €2.8 million corresponding (i) to the accretion impact due to increase in estimated debt outflows beyond 2023 of €11.3 million (before discounting effect) linked to the revised forecasts of net sales and milestone considerations as per Janssen license agreement, and (ii) to the decrease linked to the discounting effect of €14.2 million.
The Company accounted for the debt at amortized cost using the original EIR at 21.30%.
For the year ended December 31, 2023, the changes in the EIB's debt is primarily attributable to the increase in accumulated accrued fixed and variable interests following the Amendment Agreement, almost fully offset by the repayments made during 2023, which the most significant is the €5.4 million PIK interest payment to EIB executed as of October 12, 2023 in accordance with the waiver removal conditions, and an aggregate amount of €0.8 million paid as advance milestones payments, including the advance payment in connection with the financial covenant waiver. (See Note 4.4. - Financing Agreement with the European Investment Bank (“EIB”))
Also, in the course of the year 2023, following the execution of the license agreement with Janssen (see Note 4.1. - Global License Agreement with Janssen Pharmaceutica NV and Share Purchase Agreement with Johnson & Johnson Innovations - JJDC), the Company reassessed the present value of estimated discounted future cash flows using the initial discount rate of 21.3%. Consequently, the Company recorded a catch-up adjustment to the debt through profit and loss for an amount of €0.3 million.
The expected royalty payments, previously estimated at €32.4 million as of December 31, 2022, have been updated to €36.6 million as of December 31, 2023, due to the adjusted sales forecast. As of December 31, 2024, the royalty payments to be made in the future are now estimated at €47.5 million, reflecting the latest revisions made to the sales forecast in 2024.

Bank loan

(in thousands of euros)	HSBC “PGE” (1)	Bpifrance “PGE” (1)	Total
As of January 1, 2023	4,409	4,717	9,127
Principal received	—	—	—
Impact of discounting and accretion	(9)	(6)	(15)
Accumulated fixed interest expense accrual (2)	41	90	131
Repayment	(1,287)	(1,345)	(2,632)
As of December 31, 2023	3,155	3,457	6,612
Principal received	—	—	—
Impact of discounting and accretion	(13)	(4)	(17)
Accumulated fixed interest expense accrual (2)	35	62	97
Repayment	(1,285)	(1,317)	(2,602)
As of December 31, 2024	1,891	2,198	4,089
(1)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
(2) The fixed interest accrual refers to guaranteed fee of 0.25% of the principal of the HSBC PGE loan and to a guarantee fee of 0.25% added to a fixed interest rate of 1.36% for the Bpifrance PGE loan, respectively.

13.2. Lease liabilities

The table below shows the detail of changes in lease liabilities related to office space and manufacturing facilities,recognized on the statements of financial position over the periods disclosed:

(in thousands of euros)	Lease liabilities
As of January 1, 2023	5,530
New lease contracts	—
Indexation effect on current lease commitment	376
Impact of discounting and accretion	(31)
Fixed interest expense	203
Repayment of lease	(996)
Early termination of lease contracts	—
As of December 31, 2023	5,081
New lease contracts	—
Indexation effect on current lease commitment	245
Impact of discounting and accretion	(16)
Fixed interest expense	170
Repayment of lease	(1,250)
Early termination of lease contracts	—
As of December 31, 2024	4,230

13.3. Changes in liabilities arising from financing activities

The table below shows the detail of changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes.

(in thousands of euros)	Bpifrance advance	Interest-free Bpifrance loan	Curadigm Bpifrance advance	EIB Loan	HSBC “PGE”	Bpifrance “PGE”	Lease Liabilities	Total
January 1, 2023	2,316	125	317	35,754	4,409	4,717	5,530	53,168
Principal received	—	—	150	—	—	—	—	150
Decrease in loans and conditional advances	(300)	(125)	(50)	—	(1,246)	(1,250)	—	(2,971)
Interest paid	—	—	—	(6,639)	(41)	(95)	—	(6,775)
Interest paid (IFRS 16)	—	—	—	—	—	—	(203)	(203)
Payment of lease liabilities	—	—	—	—	—	—	(793)	(793)
Cash flows from (used in) financing activities	(300)	(125)	100	(6,639)	(1,287)	(1,345)	(996)	(10,592)
Indexation effect on current lease commitment	—	—	—	—	—	—	376	376
Impact of discounting and catch-up	16	—	(20)	(285)	(9)	(6)	(31)	(335)
Accumulated fixed interest expense accrual	34	—	—	2,385	41	90	—	2,550
Accumulated variable interest expense accrual	—	—	—	5,195	—	—	201	5,396
Non-cash from financing activities	50	—	(20)	7,295	32	84	547	7,988
As of December 31, 2023	2,066	—	397	36,409	3,155	3,457	5,081	50,565
Principal received	—	—	—	—	—	—	—	—
Decrease in loans and conditional advances	(500)	—	(75)	—	(1,250)	(1,250)	—	(3,075)
Interest paid	—	—	—	(697)	(48)	(66)		(810)
Interest paid (IFRS 16)	—	—	—	—	—	—	(170)	(170)
Payment of lease liabilities	—	—	—	—	—	—	(1,080)	(1,080)
Cash flows from financing activities	(500)	—	(75)	(697)	(1,298)	(1,316)	(1,250)	(5,136)
Indexation effect on current lease commitment	—	—	—	—	—	—	245	245
Impact of discounting and catch-up	12	—	20	(2,832)	(13)	(4)	(16)	(2,833)
Accumulated fixed interest expense accrual	28	—	—	1,670	48	62	—	1,808
Accumulated variable interest expense accrual	—	—	—	6,085	—	—	169	6,254
Non-cash from financing activities	40	—	20	4,923	35	58	398	5,474
As of December 31, 2024	1,606	—	342	40,635	1,891	2,198	4,230	50,902
13.4. Due dates of the financial liabilities

The due dates for repayment of the advances loans and lease liabilities at their nominal value and including fixed-rate interest are as follows:

	As of December 31, 2024
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Bpifrance	800	837	—	—
Interest-free Bpifrance loan	—	—	—	—
Curadigm interest-free Bpifrance advance	100	200	75	—
HSBC “PGE”	1,272	631	—	—
Bpifrance “PGE”	1,289	948	—	—
EIB fixed rate loan	467	19,942	40,784	39,196
Lease liabilities	1,282	2,131	866	216
Total	5,210	24,689	41,725	39,412

	As of December 31, 2023
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Bpifrance	500	1,637	—	—
Interest-free Bpifrance loan	—	—	—	—
Curadigm interest-free Bpifrance advance	100	200	175	—
HSBC “PGE” (1)	1,285	1,904	—	—
Bpifrance “PGE” (1)	1,317	2,237	—	—
EIB fixed rate loan	692	19,946	17,872	51,246
Lease liabilities	1,219	2,434	1,227	621
Total	5,113	28,358	19,274	51,867
(1)”The Company will reimburse the two “PGE”or (“Prêts garantis par l’Etat” or state-guaranteed loans) over 5 years with a deferral of 1 year (last reimbursement being in 2026)

The long-term debt obligations relate to the fixed and variable rate interest and principal payable on repayable advances, on interest-free Bpifrance loan, on EIB loan, PGE loans and lease liabilities. These amounts reflects the committed amounts under those contracts as of December 31, 2024.
As of December 31, 2024, the table above indicates that the EIB loan's outstanding balance is €100.4 million, which includes €33.9 million for the principal and fixed rate interest to be paid over the term of the loan, €19.0 million of milestones still to be paid under the Milestone advance payments mechanism schedule which will require prepayments equal to a tiered low single digit percentage of future equity or debt financing transactions raising up to an aggregate of €100 million, on a cumulative basis, increasing to a mid-single digit percentage for such financings greater than €100 million, and €47.5 million for the estimated royalty payments to be made in the future, based on the forecasted sales expected to be generated by the Company’s partners during the six-year period beginning upon NBTXR3 commercialization. See Notes 4.4 - Financing Agreement with the European Investment Bank (“EIB”) and 13.1 - Conditional advance, bank loan and loans from government and public authorities).
As of December 31, 2023, the table above indicates that the EIB loan's outstanding balance is €89.8 million, which includes €33.9 million for the principal and fixed rate interest to be paid over the term of the loan, €19.2 million of milestones still to be paid under the Milestone advance payments mechanism schedule which will require prepayments equal to a tiered low single digit percentage of future equity or debt financing transactions raising up to an aggregate of €100 million, on a cumulative basis, increasing to a mid-single digit percentage for such financings greater than €100 million, and €36.6 million for the estimated royalty payments to be made in the future, based on the forecasted sales expected to be generated by the Company’s partners during the six-year period beginning upon NBTXR3 commercialization.
See Notes 4.4 - Financing Agreement with the European Investment Bank (“EIB”) and 13.1 - Conditional advance, bank loan and loans from government and public authorities).